REVENUES (Revenues by Product) (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥) MWh	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues		¥ 40,826,521,106	$ 6,406,572,060	¥ 35,129,458,616	¥ 29,746,287,759
Sales of solar modules
Operating Revenue By Product Type [Line Items]
Revenues		37,737,382,637		32,556,394,365	28,344,380,913
Sales of solar projects
Operating Revenue By Product Type [Line Items]
Revenues	¥ 1,197,700,000	0		1,197,712,617	0
Quantity of solar modules sold | MWh	155
Sales of silicon wafers
Operating Revenue By Product Type [Line Items]
Revenues		1,152,055,480		452,141,442	913,702,864
Sales of solar cells
Operating Revenue By Product Type [Line Items]
Revenues		606,581,781		344,509,546	282,407,099
Sales of other solar materials
Operating Revenue By Product Type [Line Items]
Revenues		1,043,759,602		478,184,047	155,742,512
Processing service fees
Operating Revenue By Product Type [Line Items]
Revenues		186,045,239		0	0
Revenue from generated electricity
Operating Revenue By Product Type [Line Items]
Revenues		¥ 100,696,367		¥ 100,516,599	¥ 50,054,371